UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Fund

March 31, 2018

FID-QTLY-0518
1.799854.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.6%
Aptiv PLC	317,415	$26,971
Hotels, Restaurants & Leisure - 2.3%
Domino's Pizza, Inc.	49,800	11,631
Hilton Grand Vacations, Inc. (a)	511,460	22,003
Vail Resorts, Inc.	17,000	3,769
Wyndham Worldwide Corp.	600,000	68,658
		106,061
Household Durables - 0.9%
Lennar Corp. Class A	682,108	40,203
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	97,600	141,260
The Booking Holdings, Inc. (a)	27,300	56,795
		198,055
Media - 0.7%
Comcast Corp. Class A	970,000	33,145
Specialty Retail - 2.5%
Home Depot, Inc.	389,000	69,335
Lowe's Companies, Inc.	510,000	44,753
		114,088

TOTAL CONSUMER DISCRETIONARY		518,523

CONSUMER STAPLES - 4.2%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	77,500	4,216
PepsiCo, Inc.	309,000	33,727
		37,943
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	243,285	45,842
Walmart, Inc.	801,000	71,265
		117,107
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	231,900	34,720

TOTAL CONSUMER STAPLES		189,770

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
ConocoPhillips Co.	742,175	44,004
Phillips 66 Co.	233,000	22,349
Teekay LNG Partners LP	299,969	5,369
Valero Energy Corp.	417,000	38,685
		110,407
FINANCIALS - 19.7%
Banks - 11.8%
Bank of America Corp.	5,420,000	162,546
Citigroup, Inc.	1,429,900	96,518
JPMorgan Chase & Co.	1,776,000	195,307
SunTrust Banks, Inc.	1,241,300	84,458
		538,829
Capital Markets - 3.7%
Ameriprise Financial, Inc.	256,900	38,006
Morgan Stanley	778,500	42,008
MSCI, Inc.	211,000	31,538
S&P Global, Inc.	291,200	55,637
		167,189
Insurance - 4.2%
AFLAC, Inc.	1,674,000	73,254
Allstate Corp.	700,000	66,360
Marsh & McLennan Companies, Inc.	210,000	17,344
MetLife, Inc.	36,149	1,659
Progressive Corp.	562,000	34,243
		192,860

TOTAL FINANCIALS		898,878

HEALTH CARE - 15.8%
Biotechnology - 4.3%
AbbVie, Inc.	814,000	77,045
Amgen, Inc.	412,036	70,244
Gilead Sciences, Inc.	655,000	49,380
		196,669
Health Care Equipment & Supplies - 3.5%
Baxter International, Inc.	495,000	32,195
Becton, Dickinson & Co.	231,000	50,058
Boston Scientific Corp. (a)	670,000	18,304
Danaher Corp.	581,145	56,900
		157,457
Health Care Providers & Services - 5.5%
Cigna Corp.	270,063	45,300
Humana, Inc.	190,000	51,078
McKesson Corp.	276,000	38,880
UnitedHealth Group, Inc.	534,100	114,297
		249,555
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	590,351	39,494
Waters Corp. (a)	56,000	11,124
		50,618
Pharmaceuticals - 1.4%
Johnson & Johnson	437,493	56,065
Zoetis, Inc. Class A	96,000	8,017
		64,082

TOTAL HEALTH CARE		718,381

INDUSTRIALS - 8.6%
Aerospace & Defense - 4.6%
Huntington Ingalls Industries, Inc.	180,000	46,397
Northrop Grumman Corp.	199,900	69,789
Raytheon Co.	440,000	94,961
		211,147
Airlines - 0.2%
Southwest Airlines Co.	110,000	6,301
Building Products - 0.7%
Masco Corp.	750,000	30,330
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	350,512	18,998
Electrical Equipment - 0.7%
Fortive Corp.	430,100	33,341
Industrial Conglomerates - 1.3%
3M Co.	270,500	59,380
Machinery - 0.7%
Cummins, Inc.	186,577	30,242

TOTAL INDUSTRIALS		389,739

INFORMATION TECHNOLOGY - 29.9%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	750,059	64,603
Internet Software & Services - 7.0%
Akamai Technologies, Inc. (a)	112,000	7,950
Alphabet, Inc.:
Class A (a)	171,000	177,351
Class C (a)	25,000	25,795
Facebook, Inc. Class A (a)	674,800	107,826
		318,922
IT Services - 3.6%
DXC Technology Co.	295,737	29,730
MasterCard, Inc. Class A	327,000	57,277
Visa, Inc. Class A	630,000	75,361
		162,368
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	700,000	38,927
Intel Corp.	1,390,000	72,391
KLA-Tencor Corp.	151,000	16,461
Lam Research Corp.	132,000	26,817
Micron Technology, Inc. (a)	461,000	24,037
Texas Instruments, Inc.	534,800	55,560
		234,193
Software - 8.5%
Adobe Systems, Inc. (a)	269,100	58,147
Check Point Software Technologies Ltd. (a)	151,570	15,057
Citrix Systems, Inc. (a)	370,000	34,336
Electronic Arts, Inc. (a)	233,000	28,249
Microsoft Corp.	2,450,000	223,613
Take-Two Interactive Software, Inc. (a)	280,000	27,378
		386,780
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	1,180,400	198,048

TOTAL INFORMATION TECHNOLOGY		1,364,914

MATERIALS - 1.7%
Chemicals - 1.7%
DowDuPont, Inc.	484,471	30,866
Sherwin-Williams Co.	53,400	20,939
The Chemours Co. LLC	500,000	24,355
		76,160
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	244,100	35,477
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	1,965,000	70,052
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	450,000	27,468

TOTAL TELECOMMUNICATION SERVICES		97,520

UTILITIES - 1.1%
Electric Utilities - 1.1%
NextEra Energy, Inc.	320,000	52,266
TOTAL COMMON STOCKS
(Cost $3,046,471)		4,452,035

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.72% (b)
(Cost $101,564)	101,543,559	101,564
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,148,035)		4,553,599
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,976
NET ASSETS - 100%		$4,559,575

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$903
Fidelity Securities Lending Cash Central Fund	5
Total	$908

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Discovery Fund

March 31, 2018

CII-QTLY-0518
1.799853.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (a)	110,300	$11,573
Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc. Class A	26,000	3,535
Wingstop, Inc.	82,300	3,887
Wyndham Worldwide Corp.	50,600	5,790
		13,212
Household Durables - 0.9%
Gree Electric Appliances, Inc. of Zhuhai Class A	168,500	1,256
Panasonic Corp.	1,070,500	15,302
		16,558
Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. (a)	65,600	94,946
The Booking Holdings, Inc. (a)	2,600	5,409
		100,355
Media - 1.0%
Charter Communications, Inc. Class A (a)	56,000	17,428
China Literature Ltd. (a)(b)	286	3
		17,431
Specialty Retail - 2.9%
Home Depot, Inc.	281,324	50,143
PC Jeweller Ltd.	102,123	507
		50,650
Textiles, Apparel & Luxury Goods - 0.7%
Kering SA	2,500	1,196
LVMH Moet Hennessy - Louis Vuitton SA	37,780	11,643
		12,839

TOTAL CONSUMER DISCRETIONARY		222,618

CONSUMER STAPLES - 4.4%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	39,900	9,094
Fever-Tree Drinks PLC	78,762	2,908
Kweichow Moutai Co. Ltd. (A Shares)	48,729	5,296
Pernod Ricard SA ADR	133,100	4,444
		21,742
Food & Staples Retailing - 0.3%
CVS Health Corp.	82,200	5,114
Food Products - 0.2%
McCormick & Co., Inc. (non-vtg.)	19,600	2,085
The Simply Good Foods Co.	133,300	1,830
		3,915
Household Products - 0.1%
Church & Dwight Co., Inc.	42,400	2,135
Personal Products - 2.0%
Coty, Inc. Class A	363,900	6,659
Estee Lauder Companies, Inc. Class A	99,600	14,912
Unilever NV (NY Reg.)	231,400	13,049
		34,620
Tobacco - 0.6%
British American Tobacco PLC sponsored ADR	179,600	10,361

TOTAL CONSUMER STAPLES		77,887

ENERGY - 2.5%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	209,000	5,804
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy, Inc. (a)	538,400	28,777
Reliance Industries Ltd.	697,453	9,535
		38,312

TOTAL ENERGY		44,116

FINANCIALS - 11.6%
Banks - 5.2%
Bank of America Corp.	681,300	20,432
Citigroup, Inc.	137,000	9,248
First Republic Bank	147,000	13,614
HDFC Bank Ltd.	36,455	1,084
HDFC Bank Ltd. sponsored ADR	33,700	3,329
Huntington Bancshares, Inc.	626,300	9,457
JPMorgan Chase & Co.	304,300	33,464
Metro Bank PLC (a)	25,300	1,247
		91,875
Capital Markets - 6.4%
Cboe Global Markets, Inc.	12,348	1,409
Charles Schwab Corp.	1,002,500	52,351
CME Group, Inc.	181,645	29,379
Goldman Sachs Group, Inc.	39,300	9,898
JMP Group, Inc.	75,200	380
MSCI, Inc.	78,800	11,778
The Blackstone Group LP	276,600	8,837
		114,032

TOTAL FINANCIALS		205,907

HEALTH CARE - 9.8%
Biotechnology - 3.4%
Amgen, Inc.	89,600	15,275
Biogen, Inc. (a)	54,500	14,923
Cytokinetics, Inc. (a)	90,471	651
Incyte Corp. (a)	31,400	2,617
Insmed, Inc. (a)	343,378	7,733
Samsung Biologics Co. Ltd. (a)(b)	1,076	493
TESARO, Inc. (a)	59,500	3,400
Vertex Pharmaceuticals, Inc. (a)	97,093	15,824
		60,916
Health Care Equipment & Supplies - 4.7%
Becton, Dickinson & Co.	106,200	23,014
Boston Scientific Corp. (a)	416,300	11,373
Danaher Corp.	154,155	15,093
Intuitive Surgical, Inc. (a)	62,500	25,802
ResMed, Inc.	54,000	5,317
Sartorius Stedim Biotech	27,000	2,440
		83,039
Health Care Providers & Services - 0.3%
National Vision Holdings, Inc.	5,600	181
OptiNose, Inc.	7,100	142
UnitedHealth Group, Inc.	18,900	4,045
		4,368
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	56,600	4,133
Pharmaceuticals - 1.2%
AstraZeneca PLC sponsored ADR	302,300	10,571
Mallinckrodt PLC (a)(c)	161,400	2,337
Mylan NV (a)	184,500	7,596
		20,504

TOTAL HEALTH CARE		172,960

INDUSTRIALS - 8.4%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)	78,339	3,080
TransDigm Group, Inc.	19,727	6,055
		9,135
Building Products - 0.0%
Jeld-Wen Holding, Inc. (a)	28,800	882
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	236,400	12,040
Prosegur Compania de Seguridad SA (Reg.)	445,500	3,421
		15,461
Electrical Equipment - 2.5%
AMETEK, Inc.	218,600	16,607
Fortive Corp.	272,827	21,150
Nidec Corp.	43,000	6,623
		44,380
Industrial Conglomerates - 2.0%
3M Co.	120,600	26,474
Roper Technologies, Inc.	28,914	8,116
		34,590
Machinery - 1.1%
Allison Transmission Holdings, Inc.	451,400	17,632
Rational AG	2,000	1,258
		18,890
Professional Services - 1.4%
IHS Markit Ltd. (a)	199,300	9,614
Robert Half International, Inc.	102,500	5,934
TransUnion Holding Co., Inc. (a)	178,100	10,113
		25,661

TOTAL INDUSTRIALS		148,999

INFORMATION TECHNOLOGY - 41.5%
Electronic Equipment & Components - 0.1%
Cognex Corp.	27,300	1,419
Internet Software & Services - 14.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	117,500	21,566
Alphabet, Inc. Class A (a)	107,252	111,234
Dropbox, Inc. (a)(c)	8,800	275
Facebook, Inc. Class A (a)	273,191	43,653
GoDaddy, Inc. (a)	186,000	11,424
MercadoLibre, Inc.	10,600	3,778
NetEase, Inc. ADR	15,000	4,206
Shopify, Inc. Class A (a)	44,500	5,538
Stamps.com, Inc. (a)	107,771	21,667
Tencent Holdings Ltd.	391,100	20,994
VeriSign, Inc. (a)(c)	96,100	11,394
Wix.com Ltd. (a)	900	72
		255,801
IT Services - 8.1%
Cognizant Technology Solutions Corp. Class A	250,030	20,127
Fidelity National Information Services, Inc.	93,500	9,004
Global Payments, Inc.	143,900	16,048
MasterCard, Inc. Class A	69,500	12,174
PayPal Holdings, Inc. (a)	413,100	31,342
Square, Inc. (a)	208,000	10,234
Visa, Inc. Class A	369,096	44,151
		143,080
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV (c)	43,300	8,598
Broadcom Ltd.	14,700	3,464
Cree, Inc. (a)	66,200	2,669
Maxim Integrated Products, Inc.	153,705	9,256
Monolithic Power Systems, Inc.	36,818	4,262
Qualcomm, Inc.	228,800	12,678
		40,927
Software - 14.1%
Activision Blizzard, Inc.	187,287	12,634
Adobe Systems, Inc. (a)	207,200	44,772
Autodesk, Inc. (a)	83,600	10,498
Black Knight, Inc. (a)	186,000	8,761
Computer Modelling Group Ltd.	298,200	2,150
Electronic Arts, Inc. (a)	90,234	10,940
Intuit, Inc.	113,000	19,589
Microsoft Corp.	1,109,500	101,264
Red Hat, Inc. (a)	84,000	12,559
Salesforce.com, Inc. (a)	225,164	26,187
Zscaler, Inc. (a)	3,700	104
		249,458
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	269,900	45,284

TOTAL INFORMATION TECHNOLOGY		735,969

MATERIALS - 4.5%
Chemicals - 3.2%
CF Industries Holdings, Inc.	287,700	10,855
DowDuPont, Inc.	256,700	16,354
Sherwin-Williams Co.	25,100	9,842
The Chemours Co. LLC	194,100	9,455
Umicore SA	200,591	10,596
		57,102
Construction Materials - 1.3%
Eagle Materials, Inc.	168,400	17,354
Summit Materials, Inc.	155,854	4,719
		22,073

TOTAL MATERIALS		79,175

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	191,600	27,847
Equinix, Inc.	10,200	4,265
SBA Communications Corp. Class A (a)	29,500	5,042
		37,154
Real Estate Management & Development - 0.6%
Realogy Holdings Corp.	395,181	10,781

TOTAL REAL ESTATE		47,935

TOTAL COMMON STOCKS
(Cost $1,285,395)		1,735,566

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	239,736	5
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (d)(e)	7,174	1,611
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	162,572	5,706
IT Services - 0.1%
AppNexus, Inc. Series E (a)(d)(e)	48,212	1,087
TOTAL INFORMATION TECHNOLOGY		6,793

TOTAL CONVERTIBLE PREFERRED STOCKS		8,409

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	269,900	4,210
TOTAL PREFERRED STOCKS
(Cost $9,856)		12,619

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.72% (f)	21,835,515	21,840
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	10,061,783	10,064
TOTAL MONEY MARKET FUNDS
(Cost $31,903)		31,904
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,327,154)		1,780,089
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(8,562)
NET ASSETS - 100%		$1,771,527

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $496,000 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,409,000 or 0.5% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$966
BioNTech AG Series A	12/29/17	$1,571
Blu Homes, Inc. Series A, 5.00%	6/21/13	$1,108
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$508
Fidelity Securities Lending Cash Central Fund	354
Total	$862

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$222,623	$210,465	$12,153	$5
Consumer Staples	77,887	77,887	--	--
Energy	44,116	34,581	9,535	--
Financials	210,117	209,033	1,084	--
Health Care	174,571	172,960	--	1,611
Industrials	148,999	148,999	--	--
Information Technology	742,762	714,975	20,994	6,793
Materials	79,175	79,175	--	--
Real Estate	47,935	47,935	--	--
Money Market Funds	31,904	31,904	--	--
Total Investments in Securities:	$1,780,089	$1,727,914	$43,766	$8,409

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mega Cap Stock Fund

March 31, 2018

GII-QTLY-0518
1.799848.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 0.1%
General Motors Co.	91,900	$3,339,646
Hotels, Restaurants & Leisure - 0.1%
Starbucks Corp.	38,100	2,205,609
Media - 4.6%
Comcast Corp. Class A	1,732,000	59,182,440
The Walt Disney Co.	280,800	28,203,552
Time Warner, Inc.	117,795	11,141,051
Viacom, Inc. Class B (non-vtg.)	79,700	2,475,482
		101,002,525
Multiline Retail - 0.3%
Target Corp. (a)	91,400	6,345,902
Specialty Retail - 2.0%
Lowe's Companies, Inc.	358,400	31,449,600
TJX Companies, Inc.	150,800	12,299,248
		43,748,848

TOTAL CONSUMER DISCRETIONARY		156,642,530

CONSUMER STAPLES - 9.9%
Beverages - 1.9%
PepsiCo, Inc.	90,805	9,911,366
The Coca-Cola Co.	755,000	32,789,650
		42,701,016
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	18,500	3,485,955
CVS Health Corp.	380,300	23,658,463
Walmart, Inc.	313,200	27,865,404
		55,009,822
Food Products - 0.1%
Nestle SA (Reg. S)	15,907	1,257,314
Household Products - 2.3%
Kimberly-Clark Corp.	27,000	2,973,510
Procter & Gamble Co.	450,700	35,731,496
Reckitt Benckiser Group PLC	140,300	11,842,413
		50,547,419
Personal Products - 0.3%
Unilever NV (NY Reg.)	126,000	7,105,140
Tobacco - 2.8%
Altria Group, Inc.	652,305	40,651,648
British American Tobacco PLC sponsored ADR	354,400	20,445,336
		61,096,984

TOTAL CONSUMER STAPLES		217,717,695

ENERGY - 14.2%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	275,100	7,639,527
Schlumberger Ltd.	37,100	2,403,338
		10,042,865
Oil, Gas & Consumable Fuels - 13.7%
Anadarko Petroleum Corp.	220,700	13,332,487
Apache Corp.	309,665	11,915,909
BP PLC sponsored ADR	614,027	24,892,655
Cenovus Energy, Inc.	604,300	5,145,474
Chevron Corp. (a)	613,400	69,952,136
ConocoPhillips Co. (a)	660,900	39,184,761
Exxon Mobil Corp.	665,500	49,652,955
Imperial Oil Ltd.	386,100	10,225,274
Kinder Morgan, Inc.	842,900	12,694,074
Suncor Energy, Inc.	1,270,500	43,873,594
The Williams Companies, Inc.	857,660	21,321,428
		302,190,747

TOTAL ENERGY		312,233,612

FINANCIALS - 20.9%
Banks - 16.2%
Bank of America Corp. (a)	3,060,100	91,772,399
Citigroup, Inc. (a)	1,055,070	71,217,225
JPMorgan Chase & Co. (a)	726,200	79,860,214
PNC Financial Services Group, Inc.	176,200	26,648,488
U.S. Bancorp	631,700	31,900,850
Wells Fargo & Co.	1,044,330	54,733,335
		356,132,511
Capital Markets - 3.9%
Charles Schwab Corp.	247,200	12,908,784
Goldman Sachs Group, Inc.	32,400	8,160,264
Morgan Stanley (a)	449,000	24,228,040
State Street Corp. (a)	419,600	41,846,708
		87,143,796
Insurance - 0.8%
Marsh & McLennan Companies, Inc.	105,280	8,695,075
MetLife, Inc.	184,900	8,485,061
		17,180,136

TOTAL FINANCIALS		460,456,443

HEALTH CARE - 13.0%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (b)	130,600	14,556,676
Amgen, Inc.	191,843	32,705,395
Biogen, Inc. (b)	25,700	7,037,174
Gilead Sciences, Inc.	61,610	4,644,778
Intercept Pharmaceuticals, Inc. (b)	33,500	2,060,920
Regeneron Pharmaceuticals, Inc. (b)	14,900	5,130,964
Vertex Pharmaceuticals, Inc. (b)	16,400	2,672,872
		68,808,779
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	9,400	2,036,980
Boston Scientific Corp. (b)	340,700	9,307,924
Danaher Corp.	44,000	4,308,040
Medtronic PLC	137,613	11,039,315
		26,692,259
Health Care Providers & Services - 3.1%
Anthem, Inc.	68,400	15,027,480
Cardinal Health, Inc.	101,700	6,374,556
Cigna Corp.	51,700	8,672,158
Humana, Inc.	24,400	6,559,452
McKesson Corp.	126,500	17,820,055
UnitedHealth Group, Inc.	58,900	12,604,600
		67,058,301
Pharmaceuticals - 5.6%
Allergan PLC	53,400	8,986,686
AstraZeneca PLC sponsored ADR	210,700	7,368,179
Bayer AG	51,900	5,850,882
GlaxoSmithKline PLC sponsored ADR	830,500	32,447,635
Johnson & Johnson	368,500	47,223,275
Novartis AG sponsored ADR	43,800	3,541,230
Pfizer, Inc.	111,500	3,957,135
Sanofi SA	74,831	6,004,446
Teva Pharmaceutical Industries Ltd. sponsored ADR	441,700	7,548,653
		122,928,121

TOTAL HEALTH CARE		285,487,460

INDUSTRIALS - 8.2%
Aerospace & Defense - 2.1%
General Dynamics Corp.	18,900	4,175,010
The Boeing Co.	7,900	2,590,252
United Technologies Corp.	315,800	39,733,956
		46,499,218
Air Freight & Logistics - 1.5%
FedEx Corp.	31,300	7,515,443
United Parcel Service, Inc. Class B	251,700	26,342,922
		33,858,365
Industrial Conglomerates - 1.9%
General Electric Co.	3,073,800	41,434,824
Road & Rail - 2.7%
CSX Corp. (a)	280,500	15,626,655
Norfolk Southern Corp.	102,600	13,931,028
Union Pacific Corp.	227,790	30,621,810
		60,179,493

TOTAL INDUSTRIALS		181,971,900

INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	817,300	35,053,997
Internet Software & Services - 2.6%
Alphabet, Inc.:
Class A (b)	27,650	28,676,921
Class C (b)	27,626	28,504,231
		57,181,152
IT Services - 3.5%
Accenture PLC Class A	31,500	4,835,250
Cognizant Technology Solutions Corp. Class A	103,100	8,299,550
IBM Corp.	8,400	1,288,812
MasterCard, Inc. Class A	92,000	16,114,720
PayPal Holdings, Inc. (b)	30,200	2,291,274
Visa, Inc. Class A	366,900	43,888,578
		76,718,184
Semiconductors & Semiconductor Equipment - 1.9%
Qualcomm, Inc.	759,500	42,083,895
Software - 6.9%
Adobe Systems, Inc. (b)	67,600	14,607,008
Microsoft Corp.	1,114,100	101,683,905
Oracle Corp.	581,432	26,600,514
Salesforce.com, Inc. (b)	17,000	1,977,100
SAP SE sponsored ADR	83,100	8,738,796
		153,607,323
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	406,907	68,270,856

TOTAL INFORMATION TECHNOLOGY		432,915,407

MATERIALS - 1.6%
Chemicals - 1.2%
DowDuPont, Inc.	115,167	7,337,290
LyondellBasell Industries NV Class A	145,500	15,376,440
Monsanto Co.	37,210	4,342,035
		27,055,765
Metals & Mining - 0.4%
BHP Billiton Ltd. sponsored ADR (c)	188,900	8,392,827

TOTAL MATERIALS		35,448,592

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	42,300	6,147,882
Crown Castle International Corp.	4,500	493,245
Equinix, Inc.	15,200	6,355,728
Public Storage	13,600	2,725,304
		15,722,159
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	678,825	32,461,412
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	431,600	16,836,716
TOTAL COMMON STOCKS
(Cost $1,476,611,836)		2,147,893,926

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%
(Cost $2,190,000)	43,800	2,541,946

Other - 0.4%
ENERGY - 0.4%
Oil, Gas, & Consumable Fuels - 0.4%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $9,242,241)	9,242,241	8,595,284

Money Market Funds - 0.4%
Fidelity Securities Lending Cash Central Fund 1.72% (g)(h)
(Cost $8,888,750)	8,887,861	8,889,638
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $1,496,932,827)		2,167,920,794
NET OTHER ASSETS (LIABILITIES) - 1.6%		34,531,822
NET ASSETS - 100%		$2,202,452,616

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Bank of America Corp.	Chicago Board Options Exchange	5,111	$15,327,889	$35.00	6/15/18	$(66,443)
Chevron Corp.	Chicago Board Options Exchange	546	6,226,584	145.00	6/15/18	(1,911)
Cisco Systems, Inc.	Chicago Board Options Exchange	1,203	5,159,667	48.00	6/15/18	(48,722)
Citigroup, Inc.	Chicago Board Options Exchange	545	3,678,750	80.00	6/15/18	(18,530)
Citigroup, Inc.	Chicago Board Options Exchange	1,144	7,722,000	82.50	6/15/18	(22,308)
ConocoPhillips Co.	Chicago Board Options Exchange	1,539	9,124,731	65.00	5/18/18	(76,181)
CSX Corp.	Chicago Board Options Exchange	657	3,660,147	60.00	5/18/18	(50,917)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1,418	15,593,746	120.00	6/15/18	(175,123)
Morgan Stanley	Chicago Board Options Exchange	819	4,419,324	60.00	6/15/18	(49,549)
State Street Corp.	Chicago Board Options Exchange	440	4,388,120	115.00	5/18/18	(10,780)
Target Corp.	Chicago Board Options Exchange	769	5,339,167	85.00	4/20/18	(2,691)
Charles Schwab Corp.	Bank of America NA	441	2,302,902	60.00	6/15/18	(20,287)
TOTAL WRITTEN OPTIONS						$(543,442)

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $80,640,125.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,595,284 or 0.4% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$9,242,241

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$124,360
Fidelity Securities Lending Cash Central Fund	28,818
Total	$153,178

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$156,642,530	$156,642,530	$--	$--
Consumer Staples	217,717,695	204,617,968	13,099,727	--
Energy	312,233,612	312,233,612	--	--
Financials	460,456,443	460,456,443	--	--
Health Care	288,029,406	273,632,132	14,397,274	--
Industrials	181,971,900	181,971,900	--	--
Information Technology	432,915,407	432,915,407	--	--
Materials	35,448,592	35,448,592	--	--
Real Estate	15,722,159	15,722,159	--	--
Telecommunication Services	32,461,412	32,461,412	--	--
Utilities	16,836,716	16,836,716	--	--
Other	8,595,284	--	--	8,595,284
Money Market Funds	8,889,638	8,889,638	--	--
Total Investments in Securities:	$2,167,920,794	$2,131,828,509	$27,497,001	$8,595,284
Derivative Instruments:
Liabilities
Written Options	$(543,442)	$(523,155)	$(20,287)	$--
Total Liabilities	$(543,442)	$(523,155)	$(20,287)	$--
Total Derivative Instruments:	$(543,442)	$(523,155)	$(20,287)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Growth & Income Fund

March 31, 2018

MHT-QTLY-0518
1.951036.105

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
		Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)		53,200	$3,398,416
DineEquity, Inc.		290,927	19,078,993
Dunkin' Brands Group, Inc.		799,200	47,704,248
Papa John's International, Inc. (a)		202,000	11,574,600
Starbucks Corp.		117,300	6,790,497
			88,546,754
Media - 4.5%
Comcast Corp. Class A		8,500,700	290,468,919
Interpublic Group of Companies, Inc.		3,068,800	70,674,464
Omnicom Group, Inc.		330,000	23,981,100
The Walt Disney Co.		1,174,800	117,996,912
Time Warner, Inc.		547,200	51,754,176
Viacom, Inc. Class B (non-vtg.)		329,600	10,237,376
			565,112,947
Multiline Retail - 0.2%
Target Corp. (b)		404,875	28,110,471
Specialty Retail - 2.7%
L Brands, Inc.		1,401,400	53,547,494
Lowe's Companies, Inc.		1,564,700	137,302,425
Ross Stores, Inc.		524,400	40,892,712
TJX Companies, Inc.		1,074,700	87,652,532
Williams-Sonoma, Inc. (a)(b)		476,400	25,134,864
			344,530,027

TOTAL CONSUMER DISCRETIONARY			1,026,300,199

CONSUMER STAPLES - 8.8%
Beverages - 1.4%
Molson Coors Brewing Co. Class B		372,400	28,052,892
The Coca-Cola Co.		3,425,718	148,778,933
			176,831,825
Food & Staples Retailing - 2.1%
CVS Health Corp.		2,273,220	141,417,016
Walmart, Inc.		1,396,900	124,282,193
			265,699,209
Food Products - 0.3%
Campbell Soup Co.		152,300	6,596,113
Nestle SA (Reg. S)		80,831	6,389,006
The Hershey Co.		52,400	5,185,504
The J.M. Smucker Co. (b)		164,800	20,436,848
			38,607,471
Household Products - 2.0%
Kimberly-Clark Corp.		370,400	40,792,152
Procter & Gamble Co.		1,817,700	144,107,256
Reckitt Benckiser Group PLC		797,500	67,315,213
			252,214,621
Personal Products - 0.4%
Unilever NV (NY Reg.)		809,100	45,625,149
Tobacco - 2.6%
Altria Group, Inc.		3,421,300	213,215,416
British American Tobacco PLC sponsored ADR		1,974,200	113,891,598
			327,107,014

TOTAL CONSUMER STAPLES			1,106,085,289

ENERGY - 14.4%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A		1,988,400	55,217,868
Nabors Industries Ltd.		1,358,400	9,495,216
National Oilwell Varco, Inc.		987,500	36,349,875
Oceaneering International, Inc.		1,326,930	24,601,282
			125,664,241
Oil, Gas & Consumable Fuels - 13.4%
Anadarko Petroleum Corp.		482,600	29,153,866
Apache Corp.		1,681,241	64,694,154
BP PLC sponsored ADR		2,429,726	98,501,092
Cabot Oil & Gas Corp.		2,323,600	55,719,928
Cenovus Energy, Inc.		12,216,600	104,021,502
Cenovus Energy, Inc.		67,300	574,742
Chevron Corp. (b)		2,305,235	262,888,999
ConocoPhillips Co. (b)		3,467,780	205,604,676
Enterprise Products Partners LP		675,500	16,536,240
Exxon Mobil Corp.		3,092,000	230,694,120
Golar LNG Ltd.		1,080,207	29,554,464
Imperial Oil Ltd.		2,035,100	53,896,544
Kinder Morgan, Inc.		4,199,900	63,250,494
Legacy Reserves LP (c)		1,718,900	8,096,019
Suncor Energy, Inc.		7,101,310	245,226,283
Teekay LNG Partners LP		692,700	12,399,330
The Williams Companies, Inc.		5,097,174	126,715,746
Williams Partners LP		2,542,091	87,524,193
			1,695,052,392

TOTAL ENERGY			1,820,716,633

FINANCIALS - 21.4%
Banks - 14.3%
Bank of America Corp. (b)		14,293,305	428,656,217
BNP Paribas SA		65,200	4,827,159
Citigroup, Inc. (b)		4,952,678	334,305,765
Cullen/Frost Bankers, Inc.		29,000	3,076,030
First Hawaiian, Inc.		127,600	3,551,108
JPMorgan Chase & Co. (b)		3,104,149	341,363,266
M&T Bank Corp.		6,990	1,288,676
PNC Financial Services Group, Inc.		740,824	112,042,222
Regions Financial Corp. (b)		2,872,200	53,365,476
SunTrust Banks, Inc. (b)		2,244,640	152,725,306
U.S. Bancorp		2,333,439	117,838,670
Wells Fargo & Co.		4,758,199	249,377,210
			1,802,417,105
Capital Markets - 6.2%
Apollo Global Management LLC Class A		870,000	25,769,400
Charles Schwab Corp. (b)		1,217,481	63,576,858
KKR & Co. LP		3,511,911	71,291,793
Morgan Stanley (b)		1,789,100	96,539,836
Northern Trust Corp. (b)		1,584,851	163,445,684
Oaktree Capital Group LLC Class A		372,500	14,751,000
S&P Global, Inc.		293,400	56,057,004
State Street Corp. (b)		2,307,701	230,147,021
The Blackstone Group LP		1,915,700	61,206,615
			782,785,211
Insurance - 0.7%
Marsh & McLennan Companies, Inc.		516,607	42,666,572
MetLife, Inc.		1,155,300	53,016,717
			95,683,289
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.		1,350,964	25,722,355

TOTAL FINANCIALS			2,706,607,960

HEALTH CARE - 11.7%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (c)		605,300	67,466,738
Amgen, Inc.		987,331	168,320,189
Biogen, Inc. (c)		42,600	11,664,732
Intercept Pharmaceuticals, Inc. (c)		194,336	11,955,551
Shire PLC sponsored ADR		131,500	19,644,785
			279,051,995
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.		31,900	6,912,730
Boston Scientific Corp. (b)(c)		877,400	23,970,568
Danaher Corp.		485,700	47,554,887
Fisher & Paykel Healthcare Corp.		695,247	6,632,406
Medtronic PLC		288,336	23,130,314
ResMed, Inc.		176,700	17,399,649
Steris PLC		102,200	9,541,392
Zimmer Biomet Holdings, Inc.		99,700	10,871,288
			146,013,234
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp. (b)		747,400	64,433,354
Anthem, Inc.		331,900	72,918,430
Cardinal Health, Inc.		1,373,800	86,109,784
Cigna Corp.		333,100	55,874,194
Fresenius Medical Care AG & Co. KGaA sponsored ADR		327,900	16,749,132
Humana, Inc.		110,700	29,759,481
McKesson Corp.		562,147	79,189,648
Patterson Companies, Inc.		873,638	19,420,973
UnitedHealth Group, Inc.		241,400	51,659,600
			476,114,596
Pharmaceuticals - 4.6%
Allergan PLC		161,800	27,229,322
AstraZeneca PLC sponsored ADR		1,200,000	41,964,000
Bayer AG		389,400	43,898,524
GlaxoSmithKline PLC sponsored ADR		5,122,300	200,128,261
Johnson & Johnson		1,300,970	166,719,306
Novartis AG sponsored ADR		72,430	5,855,966
Pfizer, Inc.		309,100	10,969,959
Sanofi SA		395,493	31,734,394
Teva Pharmaceutical Industries Ltd. sponsored ADR		3,011,284	51,462,844
			579,962,576

TOTAL HEALTH CARE			1,481,142,401

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.2%
General Dynamics Corp.		229,900	50,784,910
Meggitt PLC		374,173	2,266,798
Rolls-Royce Holdings PLC		2,428,900	29,696,031
The Boeing Co.		12,841	4,210,307
United Technologies Corp.		1,527,600	192,202,632
			279,160,678
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.		482,200	45,186,962
Expeditors International of Washington, Inc.		219,200	13,875,360
United Parcel Service, Inc. Class B		1,265,545	132,451,940
			191,514,262
Commercial Services & Supplies - 0.1%
Ritchie Brothers Auctioneers, Inc. (a)		271,600	8,537,897
Construction & Engineering - 0.1%
Fluor Corp.		255,500	14,619,710
Electrical Equipment - 0.7%
Acuity Brands, Inc.		330,300	45,974,457
Hubbell, Inc. Class B		335,103	40,808,843
			86,783,300
Industrial Conglomerates - 1.5%
General Electric Co.		14,195,856	191,360,139
Machinery - 1.0%
Donaldson Co., Inc.		240,600	10,839,030
Flowserve Corp.		1,502,400	65,098,992
Snap-On, Inc.		117,700	17,365,458
Wabtec Corp. (a)		386,500	31,461,100
			124,764,580
Professional Services - 0.3%
Nielsen Holdings PLC		1,077,700	34,260,083
Road & Rail - 2.8%
CSX Corp. (b)		1,555,608	86,662,922
J.B. Hunt Transport Services, Inc.		790,293	92,582,825
Norfolk Southern Corp.		442,434	60,073,689
Union Pacific Corp.		865,600	116,362,608
			355,682,044
Trading Companies & Distributors - 1.0%
Bunzl PLC		237,600	6,983,741
Fastenal Co. (b)		750,500	40,969,795
Howden Joinery Group PLC		394,000	2,547,219
MSC Industrial Direct Co., Inc. Class A		219,300	20,112,003
Watsco, Inc.		324,709	58,762,588
			129,375,346

TOTAL INDUSTRIALS			1,416,058,039

INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.3%
Cisco Systems, Inc. (b)		3,883,633	166,569,019
Electronic Equipment & Components - 0.1%
Avnet, Inc.		224,000	9,354,240
Philips Lighting NV (d)		186,900	7,014,119
			16,368,359
Internet Software & Services - 1.7%
Alphabet, Inc.:
Class A (c)		108,309	112,331,596
Class C (c)		101,265	104,484,214
			216,815,810
IT Services - 3.0%
Accenture PLC Class A		161,200	24,744,200
IBM Corp.		40,500	6,213,915
MasterCard, Inc. Class A (b)		233,500	40,899,860
Paychex, Inc.		1,924,741	118,544,798
Unisys Corp. (a)(c)		1,758,617	18,905,133
Visa, Inc. Class A		1,448,700	173,293,494
			382,601,400
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.		125,700	11,455,041
Qualcomm, Inc.		3,589,300	198,883,113
United Microelectronics Corp. sponsored ADR		2,819,300	7,301,987
Xilinx, Inc.		102,200	7,382,928
			225,023,069
Software - 5.2%
Micro Focus International PLC		1,704,872	23,806,176
Microsoft Corp.		4,947,417	451,550,743
Oracle Corp.		2,711,069	124,031,407
SAP SE sponsored ADR		554,400	58,300,704
			657,689,030
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.		1,483,260	248,861,363

TOTAL INFORMATION TECHNOLOGY			1,913,928,050

MATERIALS - 1.8%
Chemicals - 1.5%
CF Industries Holdings, Inc.		1,009,000	38,069,570
LyondellBasell Industries NV Class A		726,500	76,776,520
Nutrien Ltd.		1,342,140	63,432,223
The Scotts Miracle-Gro Co. Class A		236,300	20,262,725
			198,541,038
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (a)		778,800	34,602,084

TOTAL MATERIALS			233,143,122

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.		255,900	37,192,506
CoreSite Realty Corp.		404,100	40,515,066
Equinix, Inc.		90,700	37,925,298
Omega Healthcare Investors, Inc. (a)		260,300	7,038,512
Public Storage		168,800	33,825,832
Sabra Health Care REIT, Inc.		471,200	8,316,680
Spirit Realty Capital, Inc.		1,289,600	10,007,296
			174,821,190
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.		3,155,223	150,882,764
UTILITIES - 1.3%
Electric Utilities - 1.2%
Exelon Corp.		2,906,700	113,390,367
PPL Corp.		943,900	26,702,931
Southern Co.		179,200	8,003,072
			148,096,370
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.		899,900	10,231,863

TOTAL UTILITIES			158,328,233

TOTAL COMMON STOCKS
(Cost $10,259,194,797)			12,188,013,880

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%		350,100	20,318,159
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%		202,999	9,169,018
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%		85,300	7,377,776

TOTAL CONVERTIBLE PREFERRED STOCKS			36,864,953

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (c)		466,209,900	654,092
TOTAL PREFERRED STOCKS
(Cost $41,424,558)			37,519,045
		Principal Amount(e)	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (d)	EUR
(Cost $11,711,431)		EUR 10,600,000	13,340,406
		Shares	Value

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $25,755,177)		25,755,177	23,952,315

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.72% (i)		361,676,788	361,749,124
Fidelity Securities Lending Cash Central Fund 1.72% (i)(j)		80,327,018	80,343,083
TOTAL MONEY MARKET FUNDS
(Cost $442,084,175)			442,092,207
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $10,780,170,138)			12,704,917,853
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(62,490,104)
NET ASSETS - 100%			$12,642,427,749

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
AmerisourceBergen Corp.	Chicago Board Options Exchange	1,087	$9,371,027	$105.00	5/18/18	$(13,588)
Bank of America Corp.	Chicago Board Options Exchange	20,917	62,730,083	35.00	5/18/18	(104,585)
Boston Scientific Corp.	Chicago Board Options Exchange	1,796	4,906,672	30.00	5/18/18	(49,390)
C.H. Robinson Worldwide, Inc.	Bank of America NA	706	6,615,926	97.50	5/18/18	(168,207)
Charles Schwab Corp.	Chicago Board Options Exchange	2,172	11,342,184	60.00	6/15/18	(97,740)
Charles Schwab Corp.	Bank of America NA	2,172	11,342,184	55.00	6/15/18	(352,756)
Chevron Corp.	Chicago Board Options Exchange	1,949	22,226,396	145.00	6/15/18	(6,822)
Cisco Systems, Inc.	Chicago Board Options Exchange	4,949	21,226,261	48.00	6/15/18	(200,435)
Citigroup, Inc.	Chicago Board Options Exchange	2,453	16,557,750	82.50	6/15/18	(47,834)
Citigroup, Inc.	Chicago Board Options Exchange	2,453	16,557,750	80.00	6/15/18	(83,402)
ConocoPhillips Co.	Chicago Board Options Exchange	6,718	39,831,022	65.00	5/18/18	(332,541)
CSX Corp.	Chicago Board Options Exchange	3,206	17,860,626	60.00	5/18/18	(248,465)
Fastenal Co.	Bank of America NA	3,690	20,143,710	60.00	5/18/18	(198,649)
J.B. Hunt Transport Services, Inc.	Bank of America NA	1,145	13,413,675	125.00	5/18/18	(232,312)
JPMorgan Chase & Co.	Chicago Board Options Exchange	5,415	59,548,755	120.00	6/15/18	(668,753)
MasterCard, Inc. Class A	Chicago Board Options Exchange	1,087	19,039,892	190.00	4/20/18	(32,067)
Morgan Stanley	Chicago Board Options Exchange	2,941	15,869,636	60.00	6/15/18	(177,931)
MSC Industrial Direct Co., Inc. Class A	Deutsche Bank AG London Branch	758	6,951,618	95.00	6/15/18	(263,926)
Northern Trust Corp.	Chicago Board Options Exchange	1,461	15,067,293	110.00	4/20/18	(113,228)
Regions Financial Corp.	Chicago Board Options Exchange	14,436	26,822,088	21.00	5/18/18	(223,758)
S&P Global, Inc.	Bank of America NA	2,825	53,974,450	200.00	5/18/18	(937,078)
State Street Corp.	Chicago Board Options Exchange	2,440	24,334,120	115.00	5/18/18	(59,780)
State Street Corp.	Bank of America NA	2,291	22,848,143	110.00	5/18/18	(150,967)
State Street Corp.	Bank of America NA	2,291	22,848,143	115.00	5/18/18	(50,754)
SunTrust Banks, Inc.	Chicago Board Options Exchange	7,091	48,247,164	80.00	7/20/18	(265,913)
Target Corp.	Chicago Board Options Exchange	3,306	22,953,558	85.00	4/20/18	(11,571)
The J. M. Smucker Co.	Chicago Board Options Exchange	544	6,746,144	135.00	7/20/18	(131,920)
The J. M. Smucker Co.	Chicago Board Options Exchange	544	6,746,144	140.00	7/20/18	(78,880)
The J. M. Smucker Co.	Chicago Board Options Exchange	544	6,746,144	145.00	7/20/18	(46,240)
Williams-Sonoma, Inc.	Chicago Board Options Exchange	490	2,585,240	60.00	5/18/18	(13,475)
TOTAL WRITTEN OPTIONS						$(5,362,967)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $479,251,765.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,354,525 or 0.2% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,952,315 or 0.2% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$25,755,177

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$973,461
Fidelity Securities Lending Cash Central Fund	223,845
Total	$1,197,306

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,026,300,199	$1,026,300,199	$--	$--
Consumer Staples	1,106,085,289	1,032,381,070	73,704,219	--
Energy	1,820,716,633	1,820,716,633	--	--
Financials	2,706,607,960	2,706,607,960	--	--
Health Care	1,501,460,560	1,405,509,483	95,951,077	--
Industrials	1,425,881,149	1,387,016,100	38,865,049	--
Information Technology	1,913,928,050	1,890,121,874	23,806,176	--
Materials	233,143,122	233,143,122	--	--
Real Estate	174,821,190	174,821,190	--	--
Telecommunication Services	150,882,764	150,882,764	--	--
Utilities	165,706,009	158,328,233	7,377,776	--
Corporate Bonds	13,340,406	--	13,340,406	--
Other	23,952,315	--	--	23,952,315
Money Market Funds	442,092,207	442,092,207	--	--
Total Investments in Securities:	$12,704,917,853	$12,427,920,835	$253,044,703	$23,952,315
Derivative Instruments:
Liabilities
Written Options	$(5,362,967)	$(3,008,318)	$(2,354,649)	$--
Total Liabilities	$(5,362,967)	$(3,008,318)	$(2,354,649)	$--
Total Derivative Instruments:	$(5,362,967)	$(3,008,318)	$(2,354,649)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Growth & Income Fund

March 31, 2018

AMHTI-QTLY-0518
1.950945.105

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)	7,000	$447,160
DineEquity, Inc.	38,500	2,524,830
Dunkin' Brands Group, Inc.	104,900	6,261,481
Papa John's International, Inc. (a)	26,700	1,529,910
Starbucks Corp.	15,600	903,084
		11,666,465
Media - 4.5%
Comcast Corp. Class A	1,115,280	38,109,118
Interpublic Group of Companies, Inc.	402,200	9,262,666
Omnicom Group, Inc.	43,600	3,168,412
The Walt Disney Co.	154,100	15,477,804
Time Warner, Inc.	71,800	6,790,844
Viacom, Inc. Class B (non-vtg.)	43,300	1,344,898
		74,153,742
Multiline Retail - 0.2%
Target Corp. (b)	53,563	3,718,879
Specialty Retail - 2.7%
L Brands, Inc.	184,900	7,065,029
Lowe's Companies, Inc.	205,177	18,004,282
Ross Stores, Inc.	68,800	5,365,024
TJX Companies, Inc.	140,900	11,491,804
Williams-Sonoma, Inc. (a)(b)	63,100	3,329,156
		45,255,295

TOTAL CONSUMER DISCRETIONARY		134,794,381

CONSUMER STAPLES - 8.8%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	49,200	3,706,236
The Coca-Cola Co.	449,698	19,530,384
		23,236,620
Food & Staples Retailing - 2.1%
CVS Health Corp.	300,590	18,699,704
Walmart, Inc.	184,700	16,432,759
		35,132,463
Food Products - 0.3%
Campbell Soup Co.	20,100	870,531
Nestle SA (Reg. S)	10,660	842,583
The Hershey Co.	6,900	682,824
The J.M. Smucker Co. (b)	21,800	2,703,418
		5,099,356
Household Products - 2.0%
Kimberly-Clark Corp.	48,600	5,352,318
Procter & Gamble Co.	238,887	18,938,961
Reckitt Benckiser Group PLC	104,700	8,837,496
		33,128,775
Personal Products - 0.4%
Unilever NV (NY Reg.)	106,200	5,988,618
Tobacco - 2.6%
Altria Group, Inc.	449,000	27,981,680
British American Tobacco PLC sponsored ADR	261,100	15,062,859
		43,044,539

TOTAL CONSUMER STAPLES		145,630,371

ENERGY - 14.4%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	262,500	7,289,625
Nabors Industries Ltd.	179,600	1,255,404
National Oilwell Varco, Inc.	129,500	4,766,895
Oceaneering International, Inc.	176,500	3,272,310
		16,584,234
Oil, Gas & Consumable Fuels - 13.4%
Anadarko Petroleum Corp.	63,900	3,860,199
Apache Corp.	225,047	8,659,809
BP PLC sponsored ADR	318,806	12,924,395
Cabot Oil & Gas Corp.	305,300	7,321,094
Cenovus Energy, Inc.	1,605,600	13,671,310
Cenovus Energy, Inc.	8,800	75,152
Chevron Corp. (b)	302,488	34,495,732
ConocoPhillips Co. (b)	458,600	27,190,394
Enterprise Products Partners LP	89,300	2,186,064
Exxon Mobil Corp.	405,700	30,269,277
Golar LNG Ltd.	142,200	3,890,592
Imperial Oil Ltd.	266,800	7,065,794
Kinder Morgan, Inc.	551,300	8,302,578
Legacy Reserves LP (c)	226,800	1,068,228
Suncor Energy, Inc.	932,190	32,190,890
Teekay LNG Partners LP	87,600	1,568,040
The Williams Companies, Inc.	667,324	16,589,675
Williams Partners LP	333,180	11,471,387
		222,800,610

TOTAL ENERGY		239,384,844

FINANCIALS - 21.5%
Banks - 14.3%
Bank of America Corp. (b)	1,884,537	56,517,265
BNP Paribas SA	8,600	636,711
Citigroup, Inc. (b)	654,936	44,208,180
Cullen/Frost Bankers, Inc.	3,900	413,673
First Hawaiian, Inc.	16,900	470,327
JPMorgan Chase & Co. (b)	410,688	45,163,359
M&T Bank Corp.	900	165,924
PNC Financial Services Group, Inc.	96,644	14,616,439
Regions Financial Corp. (b)	379,000	7,041,820
SunTrust Banks, Inc. (b)	294,650	20,047,986
U.S. Bancorp	308,571	15,582,836
Wells Fargo & Co.	624,400	32,724,804
		237,589,324
Capital Markets - 6.2%
Apollo Global Management LLC Class A	115,300	3,415,186
Charles Schwab Corp. (b)	159,854	8,347,576
KKR & Co. LP	464,778	9,434,993
Morgan Stanley (b)	234,780	12,668,729
Northern Trust Corp. (b)	206,910	21,338,628
Oaktree Capital Group LLC Class A	49,300	1,952,280
S&P Global, Inc.	38,500	7,355,810
State Street Corp. (b)	305,174	30,435,003
The Blackstone Group LP	253,300	8,092,935
		103,041,140
Insurance - 0.8%
Marsh & McLennan Companies, Inc.	67,719	5,592,912
MetLife, Inc.	151,800	6,966,102
		12,559,014
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	179,052	3,409,150

TOTAL FINANCIALS		356,598,628

HEALTH CARE - 11.7%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (c)	79,400	8,849,924
Amgen, Inc.	129,496	22,076,478
Biogen, Inc. (c)	5,600	1,533,392
Intercept Pharmaceuticals, Inc. (c)	25,700	1,581,064
Shire PLC sponsored ADR	17,200	2,569,508
		36,610,366
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	4,300	931,810
Boston Scientific Corp. (b)(c)	116,000	3,169,120
Danaher Corp.	63,800	6,246,658
Fisher & Paykel Healthcare Corp.	91,949	877,160
Medtronic PLC	38,168	3,061,837
ResMed, Inc.	23,200	2,284,504
Steris PLC	13,800	1,288,368
Zimmer Biomet Holdings, Inc.	13,200	1,439,328
		19,298,785
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp. (b)	98,800	8,517,548
Anthem, Inc.	43,100	9,469,070
Cardinal Health, Inc.	181,700	11,388,956
Cigna Corp.	44,000	7,380,560
Fresenius Medical Care AG & Co. KGaA sponsored ADR	43,300	2,211,764
Humana, Inc.	14,600	3,924,918
McKesson Corp.	74,330	10,470,867
Patterson Companies, Inc.	115,472	2,566,943
UnitedHealth Group, Inc.	31,500	6,741,000
		62,671,626
Pharmaceuticals - 4.6%
Allergan PLC	21,400	3,601,406
AstraZeneca PLC sponsored ADR	157,300	5,500,781
Bayer AG	51,100	5,760,695
GlaxoSmithKline PLC sponsored ADR	672,440	26,272,231
Johnson & Johnson	170,574	21,859,058
Novartis AG sponsored ADR	9,532	770,662
Pfizer, Inc.	40,900	1,451,541
Sanofi SA	51,849	4,160,368
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	394,749	6,746,260
		76,123,002

TOTAL HEALTH CARE		194,703,779

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.2%
General Dynamics Corp.	30,200	6,671,180
Meggitt PLC	49,473	299,715
Rolls-Royce Holdings PLC	321,500	3,930,699
The Boeing Co.	1,879	616,087
United Technologies Corp.	202,120	25,430,738
		36,948,419
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	63,600	5,959,956
Expeditors International of Washington, Inc.	29,000	1,835,700
United Parcel Service, Inc. Class B	165,860	17,358,908
		25,154,564
Commercial Services & Supplies - 0.1%
Ritchie Brothers Auctioneers, Inc. (a)	35,900	1,128,537
Construction & Engineering - 0.1%
Fluor Corp.	33,800	1,934,036
Electrical Equipment - 0.7%
Acuity Brands, Inc.	43,300	6,026,927
Hubbell, Inc. Class B	43,937	5,350,648
		11,377,575
Industrial Conglomerates - 1.5%
General Electric Co.	1,877,166	25,304,198
Machinery - 1.0%
Donaldson Co., Inc.	32,500	1,464,125
Flowserve Corp.	197,500	8,557,675
Snap-On, Inc.	15,600	2,301,624
Wabtec Corp. (a)	50,700	4,126,980
		16,450,404
Professional Services - 0.3%
Nielsen Holdings PLC	141,300	4,491,927
Road & Rail - 2.8%
CSX Corp. (b)	204,212	11,376,651
J.B. Hunt Transport Services, Inc.	103,865	12,167,785
Norfolk Southern Corp.	57,980	7,872,524
Union Pacific Corp.	113,800	15,298,134
		46,715,094
Trading Companies & Distributors - 1.0%
Bunzl PLC	31,200	917,057
Fastenal Co.	99,100	5,409,869
Howden Joinery Group PLC	52,100	336,828
MSC Industrial Direct Co., Inc. Class A	29,000	2,659,590
Watsco, Inc.	42,520	7,694,844
		17,018,188

TOTAL INDUSTRIALS		186,522,942

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.3%
Cisco Systems, Inc. (b)	510,140	21,879,905
Electronic Equipment & Components - 0.1%
Avnet, Inc.	29,600	1,236,096
Philips Lighting NV (d)	24,700	926,960
		2,163,056
Internet Software & Services - 1.7%
Alphabet, Inc.:
Class A (c)	14,154	14,679,680
Class C (c)	13,234	13,654,709
		28,334,389
IT Services - 3.1%
Accenture PLC Class A	21,400	3,284,900
IBM Corp.	5,300	813,179
MasterCard, Inc. Class A (b)	30,950	5,421,202
Paychex, Inc.	253,314	15,601,609
Unisys Corp. (c)	222,000	2,386,500
Visa, Inc. Class A	191,680	22,928,762
		50,436,152
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	16,600	1,512,758
Qualcomm, Inc.	474,610	26,298,140
United Microelectronics Corp. sponsored ADR	371,800	962,962
Xilinx, Inc.	14,000	1,011,360
		29,785,220
Software - 5.2%
Micro Focus International PLC	225,668	3,151,141
Microsoft Corp.	651,508	59,463,133
Oracle Corp.	355,713	16,273,870
SAP SE sponsored ADR	72,700	7,645,132
		86,533,276
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	196,306	32,936,221

TOTAL INFORMATION TECHNOLOGY		252,068,219

MATERIALS - 1.9%
Chemicals - 1.6%
CF Industries Holdings, Inc.	132,600	5,002,998
LyondellBasell Industries NV Class A	95,500	10,092,440
Nutrien Ltd.	176,184	8,326,809
The Scotts Miracle-Gro Co. Class A	31,200	2,675,400
		26,097,647
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (a)	102,200	4,540,746

TOTAL MATERIALS		30,638,393

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	33,600	4,883,424
CoreSite Realty Corp.	53,000	5,313,780
Equinix, Inc.	11,900	4,975,866
Omega Healthcare Investors, Inc.	34,400	930,176
Public Storage	22,200	4,448,658
Sabra Health Care REIT, Inc.	61,800	1,090,770
Spirit Realty Capital, Inc.	169,200	1,312,992
		22,955,666
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	414,559	19,824,211
UTILITIES - 1.3%
Electric Utilities - 1.2%
Exelon Corp.	385,890	15,053,569
PPL Corp.	124,800	3,530,592
Southern Co.	23,800	1,062,908
		19,647,069
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	119,700	1,360,989

TOTAL UTILITIES		21,008,058

TOTAL COMMON STOCKS
(Cost $1,358,823,618)		1,604,129,492

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%	45,900	2,663,820
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	26,600	1,201,463
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	10,600	916,816

TOTAL CONVERTIBLE PREFERRED STOCKS		4,782,099

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (c)	59,039,470	82,832
TOTAL PREFERRED STOCKS
(Cost $5,409,603)		4,864,931
	Principal Amount(e)	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(d)
(Cost $1,566,118)	EUR 1,400,000	1,761,940
	Shares	Value

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $3,197,358)	3,197,358	2,973,543

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.72% (i)	43,645,411	43,654,140
Fidelity Securities Lending Cash Central Fund 1.72% (i)(j)	16,376,635	16,379,910
TOTAL MONEY MARKET FUNDS
(Cost $60,032,413)		60,034,050
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,429,029,110)		1,673,763,956
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(15,317,054)
NET ASSETS - 100%		$1,658,446,902

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
AmerisourceBergen Corp.	Chicago Board Options Exchange	144	$1,241,424	$105.00	5/18/18	$(1,800)
Bank of America Corp.	Chicago Board Options Exchange	2,778	8,331,222	35.00	5/18/18	(13,890)
Boston Scientific Corp.	Chicago Board Options Exchange	238	650,216	30.00	5/18/18	(6,545)
C.H. Robinson Worldwide, Inc.	Bank of America NA	94	880,874	97.50	5/18/18	(22,396)
Charles Schwab Corp.	Chicago Board Options Exchange	287	1,498,714	60.00	6/15/18	(12,915)
Charles Schwab Corp.	Bank of America NA	287	1,498,714	55.00	6/15/18	(46,612)
Chevron Corp.	Chicago Board Options Exchange	257	2,930,828	145.00	6/15/18	(900)
Cisco Systems, Inc.	Chicago Board Options Exchange	655	2,809,295	48.00	6/15/18	(26,527)
Citigroup, Inc.	Chicago Board Options Exchange	325	2,193,750	80.00	6/15/18	(11,050)
Citigroup, Inc.	Chicago Board Options Exchange	325	2,193,750	82.50	6/15/18	(6,337)
ConocoPhillips Co.	Chicago Board Options Exchange	884	5,241,236	65.00	5/18/18	(43,758)
CSX Corp.	Chicago Board Options Exchange	424	2,362,104	60.00	5/18/18	(32,860)
Fastenal Co.	Bank of America NA	491	2,680,369	60.00	5/18/18	(26,433)
J.B. Hunt Transport Services, Inc.	Bank of America NA	151	1,768,965	125.00	5/18/18	(30,637)
JPMorgan Chase & Co.	Chicago Board Options Exchange	716	7,873,852	120.00	6/15/18	(88,426)
MasterCard, Inc. Class A	Chicago Board Options Exchange	143	2,504,788	190.00	4/20/18	(4,219)
Morgan Stanley	Chicago Board Options Exchange	390	2,104,440	60.00	6/15/18	(23,595)
MSC Industrial Direct Co., Inc. Class A	Deutsche Bank AG London Branch	100	917,100	95.00	6/15/18	(34,819)
Northern Trust Corp.	Chicago Board Options Exchange	192	1,980,096	110.00	4/20/18	(14,880)
Regions Financial Corp.	Chicago Board Options Exchange	1,914	3,556,212	21.00	5/18/18	(29,667)
S&P Global, Inc.	Bank of America NA	373	7,126,538	200.00	5/18/18	(123,727)
State Street Corp.	Bank of America NA	305	3,041,765	110.00	5/18/18	(20,098)
State Street Corp.	Bank of America NA	305	3,041,765	115.00	5/18/18	(6,757)
State Street Corp.	Chicago Board Options Exchange	321	3,201,333	115.00	5/18/18	(7,864)
SunTrust Banks, Inc.	Chicago Board Options Exchange	939	6,388,956	80.00	7/20/18	(35,212)
Target Corp.	Chicago Board Options Exchange	435	3,020,205	85.00	4/20/18	(1,523)
The J. M. Smucker Co.	Chicago Board Options Exchange	72	892,872	135.00	7/20/18	(17,460)
The J. M. Smucker Co.	Chicago Board Options Exchange	72	892,872	140.00	7/20/18	(10,440)
The J. M. Smucker Co.	Chicago Board Options Exchange	72	892,872	145.00	7/20/18	(6,120)
Williams-Sonoma, Inc.	Chicago Board Options Exchange	64	337,664	60.00	5/18/18	(1,760)
TOTAL WRITTEN OPTIONS						$(709,227)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $63,098,701.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,688,900 or 0.2% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,973,543 or 0.2% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$3,197,358

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$125,262
Fidelity Securities Lending Cash Central Fund	59,043
Total	$184,305

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$134,794,381	$134,794,381	$--	$--
Consumer Staples	145,630,371	135,950,292	9,680,079	--
Energy	239,384,844	239,384,844	--	--
Financials	356,598,628	356,598,628	--	--
Health Care	197,367,599	184,782,716	12,584,883	--
Industrials	187,807,237	182,675,075	5,132,162	--
Information Technology	252,068,219	248,917,078	3,151,141	--
Materials	30,638,393	30,638,393	--	--
Real Estate	22,955,666	22,955,666	--	--
Telecommunication Services	19,824,211	19,824,211	--	--
Utilities	21,924,874	21,008,058	916,816	--
Corporate Bonds	1,761,940	--	1,761,940	--
Other	2,973,543	--	--	2,973,543
Money Market Funds	60,034,050	60,034,050	--	--
Total Investments in Securities:	$1,673,763,956	$1,637,563,392	$33,227,021	$2,973,543
Derivative Instruments:
Liabilities
Written Options	$(709,227)	$(397,748)	$(311,479)	$--
Total Liabilities	$(709,227)	$(397,748)	$(311,479)	$--
Total Derivative Instruments:	$(709,227)	$(397,748)	$(311,479)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018